Cover	Jan. 08, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2020
Entity File Number	001-37825
Entity Registrant Name	Talend S.A.
Entity Central Index Key	0001668105
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	9, rue Pages
Entity Address, City or Town	Suresnes
Entity Address, Country	FR
Entity Address, Postal Zip Code	92150
Country Region	+33
City Area Code	(0) 1 4
Local Phone Number	6 25 06 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Depositary Shares [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.08 per share
Trading Symbol	TLND
Security Exchange Name	NASDAQ
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.08 per share*
Security Exchange Name	NASDAQ